Condensed financial information of the Company (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Due from subsidiary	$ 671,853,439	$ 344,948,542
Parent Company [Member] | XIN Development Group International Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Due from subsidiary	99,289,833	84,455,955
Loan facility, maximum borrowing amount	$ 50,000,000
Stated rate	17.50%
Accrued interest	$ 50,187,954	35,354,076
Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Amounts restricted including paid-in capital and statutory reserves	$ 592,660,269	$ 582,973,296